COMMITMENTS - Disclosure of contractual commitments (Details)	Dec. 31, 2025 USD ($)
2026 [Member]
Disclosure Of Commitments [Line Items]
Contractual commitments	$ 6,407,350
2027 [Member]
Disclosure Of Commitments [Line Items]
Contractual commitments	3,824,108
2028 [Member]
Disclosure Of Commitments [Line Items]
Contractual commitments	2,984,467
2029 [Member]
Disclosure Of Commitments [Line Items]
Contractual commitments	1,620,232
2030 [Member]
Disclosure Of Commitments [Line Items]
Contractual commitments	$ 256,214